Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
(loss) Income Attributable To Equity Holders Of The Parent	$ 148,043,845	$ 59,293,545	$ (4,501,444)
Weighted Average Number Of Ordinary Shares	1,504,361,287	1,505,044,626	1,505,170,408